Short-term Investment And Investments Under Fair Value	12 Months Ended
Feb. 28, 2025
Investments [Abstract]
Short-term Investment And Investments Under Fair Value

4. SHORT-TERM INVESTMENT AND INVESTMENTS UNDER FAIR VALUE

Short-term investment includes structured deposits and term deposit with original maturities greater than three months but less than one year, or original maturities greater than one year but will mature within one year.

The investments under fair value pertain to structured products in fund-linked notes, interest rate-linked notes, floating rate notes, bonds, etc. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value. The Group measured the investments under fair value on a recurring basis at the end of each reporting period and classified this as level 1 fair value measurements or as level 2 fair value measurements for applicable structured products. Unrealized changes in the fair value of the investments, which are still held by the company as of year ends, are recorded as unrealized holding (loss) gain in investments in the consolidated statements of operations. Unrealized holding loss of RMB3,794, and gain of RMB3,910 and RMB2,022 (US$278) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively. Realized changes in the fair value of the investments, which are matured during the year, are recorded as realized gain (loss) in investments. Realized gain of RMB1,867 and RMB3,207 and loss of RMB3,062 (US$420) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2023, February 29, 2024 and February 28, 2025.

Short-term investments as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Term deposits	18,929	13,905	1,909
Total	18,929	13,905	1,909

Investments under fair value as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Short-term investments under fair value	82,791	37,953	5,211
Total	82,791	37,953	5,211

Long-term investments under fair value, current	14,122	3,584	492
Long-term investments under fair value, non-current	94,817	99,571	13,672
Total	108,939	103,155	14,164

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 29, 2024 are summarized below:

	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
As of February 29, 2024
Short-term investment	18,929	—	18,929	—
Short-term investments under fair value	82,791	32,103	50,688	—
Long-term investments under fair value, current	14,122	—	14,122	—
Long-term investments under fair value, non-current	94,817	21,438	73,379	—

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2025 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2025
Short-term investment	13,905	1,909	—	13,905	—
Short-term investments under fair value	37,953	5,211	37,953	—	—
Long-term investments under fair value, current	3,584	492	3,584	—	—
Long-term investments under fair value, non-current	99,571	13,672	34,251	65,320	—